Annual Report

December 31, 2002

T. Rowe Price
Equity Index 500 Portfolio

Dear Investor

U.S. equities fell in the 6- and 12-month periods ended December 31, 2002, amid soft economic conditions, anemic corporate earnings growth, and several high-profile cases of corporate malfeasance. Fears of a U.S.-led war against Iraq also hurt investor sentiment. Stock prices have declined for three consecutive years, which has not occurred since the 1939-1941 period. However, there are several reasons for optimism: the underpinnings of an economic recovery are in place, a new round of fiscal stimulus may be implemented early in 2003, the outlook for corporate profits is improving, and stock valuations are attractive.

Performance Comparison

  Periods Ended 12/31/02                         6 Months              12 Months
  ------------------------------------------------------------
  Equity Index 500 Portfolio                      -10.24%                -22.29%

  S&P 500 Stock Index                             -10.30                 -22.10

  Your portfolio returned -10.24% and -22.29% in the 6- and 12-month periods ended December 31, 2002, respectively. As shown in the table, the portfolio closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The portfolio typically lags slightly due to annual operating and management expenses.

Market Environment

  One year ago, the consumer - driven U.S. economy-supported by tax cuts, zero-percent auto financing, and vigorous mortgage refinancing activity - was beginning to recover from the 2001 recession, and investors hoped for a continuation of the rally that started a few weeks after the September 11 terrorist attacks. As the year progressed, however, it became clear that business investment spending would stay restrained and corporate profits would remain under pressure. Fears of a military conflict with Iraq - which ignited gold and oil prices - and an increase in unemployment to an eight-year high contributed to the economic and stock market uncertainty. As a result, investors increasingly sought the relative safety of fixed-income securities and sent stock prices to multiyear lows by early October. At its nadir, the large-cap S&P 500 Stock Index was down more than 47% from its March 2000 high.

  Despite some weakness in December, stocks rebounded partially from depressed levels in the fourth quarter, as several factors encouraged renewed interest in equities, such as attractive valuations, paltry bond and money market yields, and signs of stabilizing or improving earnings at some corporations. Also, the Federal Reserve, recognizing that the economy was stuck in a rut, reduced the fed funds target rate from 1.75% - where it had been since December 2001 - to 1.25% on November 6. In addition, Republican electoral victories in Congress raised hopes that a new round of fiscal stimulus was on the way.

  Growth stocks fared slightly better than their value counterparts in the last six months, although both categories registered steep losses. For the year, however, value decisively outpaced growth. Since June 30, large-cap stocks surpassed their smaller brethren, but for the one-year period, small-caps held up better than large.

  The universe of publicly traded U.S. companies continued to shrink last year. There were several reasons. First, initial public offerings (IPOs) were relatively scarce. According to Thomson Financial, only about 100 companies went public, slightly fewer than in 2001. Second, 2002 was a record year for bankruptcies. K-Mart, US Airways, UAL (parent of United Airlines), WorldCom, and financial services company Conseco were among the largest entities filing for Chapter 11 protection from creditors. Finally, merger and acquisition activity has increased dramatically in recent months. Instead of headline-grabbing mega-mergers, we have been observing low-key acquisitions of smaller companies - often for cash. This indicates that many acquisitive companies have strong balance sheets and suggests that valuations in some segments of the stock market are attractive.

Sector Performance

  Every major sector in the entire U.S. stock market declined in 2002, but several first-half trends were reversed during the last six months. Stocks in the relatively stable basic materials, energy, and consumer staples sectors - which produced positive returns in the first half - fell sharply in the second half, as investors abandoned these areas in search of companies with greater earnings growth potential and cheaper valuations. The areas that benefited the most were the health care and telecommunications segments. These sectors were among the weakest in the first half, but thanks to a vigorous rally in October and November, they held up best in the second half.

  The technology sector continued to be mauled by a vicious bear market last year; at its worst point in early October, the tech-heavy Nasdaq Composite Index was down nearly 78% from its March 2000 peak. However, the sector's second-half losses were pared substantially by the late-year rebound.

Sector Diversification

  Percent of Equities                                    Equity Inde
  As of 12/31/02                                       500 Portfolio
  --------------------------------------------
  Consumer Discretionary                                       13.2%

  Consumer Staples                                               9.4

  Energy                                                         5.9

  Financials                                                    20.1

  Health Care                                                   14.7

  Industrials and Business Services                             11.4

  Information Technology                                        14.2

  Materials                                                      2.8

  Telecommunication Services                                     4.1

  Trusts and Mutual Funds                                        1.4

  Utilities                                                      2.8
  --------------------------------------------
  Total                                                       100.0%

Portfolio Review

  The financial sector was the portfolio's largest at year-end, representing just over one-fifth of equities. All major underlying segments, from banks to insurers to diversified financial service companies, tumbled in the second half after relatively flat results in the first half. Industry leaders J.P. Morgan Chase, American International Group, and Citigroup dropped sharply in the last six months and for the year, but Bank of America and Wachovia rose slightly for the 12-month period.

  Among health care stocks (14.7% of equities), pharmaceuticals fell sharply last year, but other segments held up much better. In the last six months, large-cap pharmaceuticals were mixed: Pfizer and Wyeth hurt our results, but Merck, Pharmacia, and Eli Lilly were some of our top contributors. Health care providers and service companies plunged after strong first-half gains, but managed care company UnitedHealth Group performed well. Medical device maker Boston Scientific also added value in the last six months.

  Information technology stocks represented 14.2% of equities at the end of December, little changed from six months ago. Most underlying segments posted sharp one-year losses, particularly semiconductor-related shares. However, software stocks held up relatively well since the end of June, led by Oracle, and makers of computer hardware and peripherals - such as IBM, Dell Computer, and Hewlett-Packard - outperformed other tech segments in the last six months.

  Consumer-related stocks weakened noticeably in the second half of the year amid concerns that decreasing consumer confidence would result in reduced spending. In the consumer discretionary sector, media stocks extended their first-half losses. Retail, hotel, and restaurant stocks also tumbled. In the consumer staples sector, which was buoyant in the first half, beverage giants PepsiCo and Coca-Cola declined, but stocks of smaller food companies performed well after Hershey Foods' management, at the recommendation of the company's majority shareholder, briefly considered selling the company.

  Portfolio Characteristics

                                                        Equity Index
  As of 12/31/02                                       500 Portfolio
  --------------------------------------------
  Market Cap (Investment-
  Weighted Median)                                     $44.8 billion

  Earnings Growth Rate
  Estimated Next 5 Years *                                     13.2%

  P/E Ratio (Based on Next 12
  Months' Estimated Earnings) *                                16.7X

  *Source data: IBES. Forecasts are in no way indicative of future investment returns.

  In the energy sector, share prices generally declined last year despite a 57% gain in the price of crude oil. In the last six months, large integrated oil companies, such as Exxon Mobil, fared worse than small drilling firms. Similarly, most gold-mining companies turned sharply lower in the second half (after a brisk rally in the first half), even though gold approached six-year highs at year-end and was up 23% over the last 12 months.

  There were 24 changes to the S&P 500 in 2002, 14 of which occurred in the second half. Several financial companies were added to the index since the end of June: Travelers Property Casualty, which was spun off by Citigroup, Goldman Sachs Group, Prudential, Principal Financial Group, and North Fork Bancorporation. Other companies that joined the index were R.J. Reynolds Tobacco, UPS, and online auctioneer e-Bay. Seven long-time components that are based outside the U.S. - Inco, Placer Dome, Barrick Gold, Alcan, Nortel Networks, Unilever, and Royal Dutch Petroleum - were dropped from the index in July following a Standard & Poor's policy change to make the S&P 500 a pure domestic large-cap stock index. This was a substantial adjustment, as the value of these seven components collectively represented about 2% of the index's total value.

Outlook

  It's not surprising that stocks have now fallen for three consecutive years. Major events during that period - including the disputed 2000 presidential election, the 2001 recession, the September 11 terrorist attacks, the global war against terror, and high-profile corporate malfeasance and bankruptcies - have clearly disrupted the healthy economic and stock market environment of the 1990s and forced the decline of equity valuations to reflect a great deal of uncertainty about the future.To be sure, a pullback probably would have occurred anyway because stock valuations were very stretched in early 2000.

  Despite the abundance of negative news, we are very optimistic about economic and market prospects. Stock valuations are attractive, economic growth is accelerating, corporate profits are improving, inventories are lean, balance sheets are generally strong, and corporate executives are more conscientious about rules and regulations. As the economy picks up, earnings and stock prices should do the same. We look forward to better performance for the economy, the market, and your portfolio in 2003.

Respectfully submitted,

Eugene F. Bair
Chairman of the portfolio's Investment Advisory Committee
January 22, 2003

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio's investment program.

Portfolio Highlights

Twenty-Five Largest Holdings

                                                    Percent of
                                                    Net Assets
                                                      12/31/02
------------------------------------------------
Microsoft                                                 3.4%

GE                                                         2.9

Exxon Mobil                                                2.9

Wal-Mart                                                   2.8

Pfizer                                                     2.3

Citigroup                                                  2.1

Johnson & Johnson                                          1.9

American International Group                               1.8

Merck                                                      1.5

IBM                                                        1.5

S&P Depository Receipts Trust                              1.4

Procter & Gamble                                           1.4

Coca-Cola                                                  1.3

Verizon Communications                                     1.3

Intel                                                      1.3

Bank of America                                            1.3

Cisco Systems                                              1.1

SBC Communications                                         1.1

Philip Morris                                              1.0

Wells Fargo                                                0.9

PepsiCo                                                    0.9

ChevronTexaco                                              0.9

Viacom                                                     0.9

Eli Lilly                                                  0.9

UPS                                                        0.8
------------------------------------------------
Total                                                    39.6%
------------------------------------------------

Note: Table excludes investments in the T. Rowe Price Reserve
Investment Fund.

Prospectus Update

T. Rowe Price Equity Series, Inc. T. Rowe Price Equity Index 500 Portfolio

Supplement to prospectus dated May 1, 2002

The following updates the Portfolio Management paragraph on page 8 of the current prospectus:

Portfolio Management

Effective December 1, 2002, Eugene F. Bair became chairman of the Equity Index 500 Portfolio's Investment Advisory Committee and assumed day-to-day responsibility for managing the portfolio. Mr. Bair joined T. Rowe Price in 1998 and has been managing investments since 2000. Prior to that time, he was Vice President with Monument Investment Advisers.
The date of the above supplement is December 31, 2002.

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Equity Index 500 Portfolio

                                                       S&P 500                 Equity Index
As of 12/31/2002                                    Stock Index                500 Portfolio

12/29/2000                                              10,000                       10,000
03/31/2001                                               8,814                        8,830
06/30/2001                                               9,330                        9,341
09/30/2001                                               7,961                        7,976
12/31/2001                                               8,811                        8,812
06/30/2002                                               7,652                        7,629
09/30/2002                                               6,330                        6,329
12/31/2002                                               6,864                        6,848

Average Annual Compound Total Return

This table shows how the fund would have  performed each year if its actual
(or cumulative) returns for the periods shown had been earned at a constant rate. Equity Index 500 Portfolio

Periods Ended 12/31/02

     Since           Inception
    1 Year             5 Years              10 Years              Inception   Date
--------------------------------------------------------------------------
   -22.29%                   -                     -                -17.20%   12/29/00

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of the fund shares.

Portfolio Highlights

The Evolving S&P 500 Index
Changes in the index in 2002

ADDITIONS
-----------------------------
Quest Diagnostics

Comcast

R.J. Reynolds Tobacco

Travelers Property Casualty

Monsanto

Anthem

UPS

Goldman Sachs Group

Prudential

e-Bay

Principal Financial Group

Electronic Arts

SunGard Data Systems

North Fork Bancorporation

Simon Property Group

Apollo Group

BJ Services

American Standard

First Tennessee National

Marshall & Ilsley

Rational Software

ACE Limited

MeadWestvaco

Plum Creek Timber

DELETIONS
-----------------------------
TRW

Comcast Class A Special

Conoco

Vitesse Semiconductor

Palm

Conseco

Royal Dutch Petroleum

Unilever

Nortel Networks

Alcan

Barrick Gold

Placer Dome

Inco

Immunex

Conexant Systems

WorldCom

US Air

Sapient

COMPAQ Computer

Willamette Industries

Niagara Mohawk Holdings

Westvaco

Mead

K-Mart

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002

                       For a share outstanding throughout each period
                   -----------------------------------------------
                                                          Year                     12/29/00
                                                         Ended                      Through
                                                      12/31/02                     12/31/01

NET ASSET VALUE
Beginning of period                                      $8.73                       $10.00

Investment activities
Net investment income (loss)                              0.09                         0.08

Net realized and
unrealized gain (loss)                                  (2.03)                       (1.27)

Total from
investment activities                                   (1.94)                       (1.19)

Distributions
Net investment income                                   (0.09)                       (0.08)

NET ASSET VALUE
End of period                                            $6.70                        $8.73

Ratios/Supplemental Data

Total return(diamond)                                 (22.29)%                     (11.82)%

Ratio of total expenses to
average net assets                                       0.40%                        0.40%

Ratio of net investment
income (loss) to average
net assets                                               1.21%                        0.98%

Portfolio turnover rate                                  43.7%                        32.6%

Net assets, end of period
(in thousands)                                          $4,475                       $5,011

(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Common Stocks 99.0%
CONSUMER DISCRETIONARY 13.1%
Auto Components 0.2%
Johnson Controls                                            40                           $3

Delphi                                                     310                            2

Dana                                                        70                            1

Goodyear Tire & Rubber                                     100                            1

Cooper Tire                                                 40                            1

Visteon                                                     80                            0

                                                                                          8
Automobiles 0.6%
GM                                                         310                           12

Ford Motor                                                 980                            9

Harley-Davidson                                            160                            7
                                                            28
Distributors 0.1%
Genuine Parts                                              100                            3

                                                                                          3
Hotels, Restaurants & Leisure 1.0%
McDonald's                                                 680                           11

Carnival                                                   310                            8

International Game Technology *                             60                            5

Yum! Brands *                                              180                            4

Marriott, Class A                                          120                            4

Starbucks *                                                190                            4

Starwood Hotels & Resorts
  Worldwide, REIT                                          120                            3

Hilton                                                     210                            3

Harrah's Entertainment *                                    60                            2

Darden Restaurants                                         105                            2

Wendys                                                      50                            1

                                                                                         47
Household Durables 0.5%
Newell Rubbermaid                                          130                            4

Fortune Brands                                              80                            4

Leggett & Platt                                            110                            2

Black & Decker                                              50                            2

Centex                                                      40                            2

Stanley Works                                               50                            2

Whirlpool                                                   30                            2

Pulte                                                       30                            1

Maytag                                                      40                            1

Snap-On                                                     40                            1

KB Home                                                     20                            1

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
American Greetings, Class A *                               30                           $1

Tupperware                                                  20                            0

                                                                                         23

Internet & Catalog Retail 0.2%
e-Bay *                                                    160                           11

                                                                                         11

Leisure Equipment & Products 0.3%
Eastman Kodak                                              160                            6

Mattel                                                     230                            4

Hasbro                                                      90                            1

Brunswick                                                   40                            1

                                                                                         12
Media 3.9%
Viacom, Class B *                                          940                           38

AOL Time Warner *                                        2,385                           31

Comcast, Class A *                                       1,233                           29

Disney                                                   1,090                           18

Clear Channel Communications *                             340                           13

Gannett                                                    140                           10

Tribune                                                    150                            7

McGraw-Hill                                                110                            6

Omnicom                                                     90                            6

New York Times, Class A                                     80                            4

Univision Communications, Class A *                        120                            3

Interpublic Group                                          190                            3

Knight-Ridder                                               40                            2

Dow Jones                                                   40                            2

Meredith                                                    30                            1

TMP Worldwide *                                             70                            1

                                                                                        174
Multiline Retail 3.9%
Wal-Mart                                                 2,440                          123

Target                                                     470                           14

Kohl's *                                                   170                            9

Costco Wholesale *                                         240                            7

Sears                                                      160                            4

May Department Stores                                      160                            4

J.C. Penney                                                140                            3

Federated Department Stores *                              110                            3

Family Dollar Stores                                       100                            3

Dollar General                                             160                            2

Nordstrom                                                   60                            1

Dillards, Class A                                           60                            1

Big Lots *                                                  70                            1

                                                                                        175

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Specialty Retail 2.1%
Home Depot                                               1,270                          $30

Lowe's                                                     420                           16

GAP                                                        470                            7

TJX                                                        270                            5

Bed Bath & Beyond *                                        150                            5

Staples *                                                  260                            5

The Limited                                                320                            5

Best Buy *                                                 180                            4

AutoZone *                                                  50                            4

Office Depot *                                             160                            2

Sherwin-Williams                                            80                            2

Tiffany                                                     90                            2

Radio Shack                                                 80                            2

Toys "R" Us *                                              100                            1

Circuit City Stores                                        100                            1

CarMax *                                                    31                            1

                                                                                         92

Textiles, Apparel, & Luxury Goods 0.3%
Nike, Class B                                              150                            7

Jones Apparel Group *                                       80                            3

V. F.                                                       60                            2

Liz Claiborne                                               60                            2

Reebok *                                                    40                            1

                                                                                         15

Total Consumer Discretionary                                                            588

CONSUMER STAPLES 9.3%

Beverages 3.0%
Coca-Cola                                                1,340                           59

PepsiCo                                                    932                           39

Anheuser-Busch                                             470                           23

Coca-Cola Enterprises                                      250                            5

Pepsi Bottling Group                                       150                            4

Brown-Forman, Class B                                       30                            2

Coors, Class B                                              30                            2

                                                                                        134

Food & Drug Retailing 1.1%
  Walgreen                                                 550                           16

Sysco                                                      360                           11

Kroger *                                                   410                            6

Safeway *                                                  250                            6

Albertson's                                                230                            5

CVS                                                        200                            5

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Winn-Dixie                                                  90                           $2

Supervalu                                                   80                            1

                                                                                         52

Food Products 1.4%
Sara Lee                                                   430                           10

General Mills                                              180                            9

Kellogg                                                    220                            8

ConAgra                                                    290                            7

Wrigley                                                    130                            7

Heinz                                                      180                            6

Hershey Foods                                               80                            5

Campbell Soup                                              220                            5

Archer-Daniels-Midland                                     343                            4

                                                                                         61

Household Products 2.1%
Procter & Gamble                                           710                           61

Colgate-Palmolive                                          300                           16

Kimberly-Clark                                             290                           14

Clorox                                                     110                            4

                                                                                         95

Personal Products 0.6%
Gillette                                                   560                           17

Avon                                                       130                            7

Alberto Culver, Class B                                     40                            2

                                                                                         26
Tobacco 1.1%
Philip Morris                                            1,120                           45

UST                                                         90                            3

R.J. Reynolds Tobacco                                       30                            1

                                                                                         49

Total Consumer Staples                                                                  417

ENERGY 5.9%

Energy Equipment & Services 0.8%
Schlumberger                                               320                           13

Baker Hughes                                               170                            5

Halliburton                                                240                            5

Transocean                                                 160                            4

BJ Services *                                              100                            3

Nabors Industries *                                         80                            3

Noble Drilling *                                            60                            2

Rowan                                                       40                            1

                                                                                         36

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
  --------------------------------------------------------------------
                                                                               In thousands
Oil & Gas 5.1%
Exxon Mobil                                              3,680                         $128

ChevronTexaco                                              577                           38

ConocoPhillips                                             350                           17

Anadarko Petroleum                                         140                            7

Occidental Petroleum                                       210                            6

Burlington Resources                                       120                            5

Apache                                                      85                            5

Unocal                                                     130                            4

Devon Energy                                                80                            4

Marathon Oil                                               170                            4

EOG Resources                                               70                            3

Amerada Hess                                                40                            2

Kerr-McGee                                                  40                            2

Sunoco                                                      40                            1

Ashland                                                     40                            1

                                                                                        227

Total Energy                                                                            263

FINANCIALS 19.9%

Banks 7.2%
Bank of America                                            810                           56

Wells Fargo                                                900                           42

Wachovia                                                   750                           27

Bank One                                                   620                           23

U.S. Bancorp                                             1,037                           22

Washington Mutual                                          525                           18

Fifth Third Bancorp                                        307                           18

FleetBoston Financial                                      570                           14

BB&T                                                       270                           10

Bank of New York                                           400                           10

SunTrust                                                   160                            9

National City                                              320                            9

PNC Financial Services Group                               150                            6

KeyCorp                                                    240                            6

Mellon Financial                                           220                            6

Golden West Financial                                       70                            5

Northern Trust                                             130                            5

SouthTrust                                                 180                            5

Regions Financial                                          130                            4

Comerica                                                    80                            4

AmSouth                                                    180                            3

Charter One Financial                                      119                            3

North Fork Bancorporation                                  100                            3

Marshall & Ilsley                                          110                            3

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Union Planters                                             105                           $3

Synovus Financial                                          150                            3

Huntington Bancshares                                      120                            2

  First Tennessee National                                  60                            2

Zions Bancorp                                               40                            2

                                                                                        323

Diversified Financials 7.6%
Citigroup                                                2,730                           96

Fannie Mae                                                 550                           35

J.P. Morgan Chase                                        1,110                           27

American Express                                           690                           24

Morgan Stanley                                             600                           24

Freddie Mac                                                360                           21

Merrill Lynch                                              470                           18

Goldman Sachs Group                                        260                           18

MBNA                                                       675                           13

SLM Corporation                                            100                           10

Charles Schwab                                             710                            8

Lehman Brothers                                            140                            7

State Street                                               170                            7

Household International                                    230                            6

Principal Financial Group                                  180                            5

Franklin Resources                                         130                            4

Countrywide Financial                                       70                            4

Capital One Financial                                      120                            4

Bear Stearns                                                50                            3

Moody's                                                     70                            3

Stilwell Financial                                         130                            2

Providian Financial *                                      150                            1

                                                                                        340

Insurance 4.7%
American International Group                             1,411                           82

Marsh & McLennan                                           290                           13

Allstate                                                   360                           13

MetLife                                                    370                           10

Prudential                                                 300                           10

AFLAC                                                      270                            8

Travelers Property Casualty
  Class B *                                                528                            8

XL Capital, Class A                                         80                            6

Progressive Corporation                                    120                            6

Hartford Financial Services Group                          130                            6

Chubb                                                      100                            5

Loews                                                      110                            5

John Hancock Financial Services                            170                            5

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
St. Paul Companies                                         120                           $4

ACE Limited                                                130                            4

Lincoln National                                           110                            3

Cincinnati Financial                                        90                            3

Aon                                                        160                            3

  MBIA                                                      65                            3

AMBAC                                                       50                            3

Torchmark                                                   70                            3

Jefferson Pilot                                             65                            3

SAFECO                                                      70                            2

UnumProvident                                              120                            2

MGIC Investment                                             50                            2

                                                                                        212

Real Estate 0.4%
Equity Office Properties, REIT                             230                            6

Equity Residential, REIT                                   160                            4

Simon Property Group, REIT                                 100                            3

Plum Creek Timber                                          100                            2

                                                                                         15

Total Financials                                                                        890

HEALTH CARE 14.5%

Biotechnology 1.1%
Amgen *                                                    693                           33

Chiron *                                                   110                            4

Genzyme *                                                  130                            4

MedImmune *                                                140                            4

Biogen *                                                    90                            4

                                                                                         49

Health Care Equipment & Supplies 1.9%
Medtronic                                                  640                           29

Baxter International                                       330                            9

Boston Scientific *                                        210                            9

Stryker                                                    110                            8

Guidant *                                                  160                            5

St. Jude Medical *                                         110                            5

Biomet                                                     150                            4

Becton, Dickinson                                          140                            4

Zimmer Holdings *                                          103                            4

Applied Biosystems Group - Applera                         110                            2

Waters Corporation *                                        70                            2

C. R. Bard                                                  20                            1

Bausch & Lomb                                               30                            1

                                                                                         83

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Health Care Providers & Services 1.7%
Cardinal Health                                            250                          $15

UnitedHealth Group                                         160                           13

HCA                                                        260                           11

Wellpoint Health Networks *                                 90                            6

Anthem *                                                    80                            5

McKesson HBOC                                              160                            4

Tenet Healthcare *                                         255                            4

AmerisourceBergen                                           70                            4

Aetna                                                       90                            4

CIGNA                                                       70                            3

  IMS Health                                               160                            3

Health Management, Class A                                 130                            2

Manor Care *                                                60                            1

Humana *                                                    90                            1

HealthSouth *                                              210                            1

Quintiles Transnational *                                   60                            1

                                                                                         78

Pharmaceuticals 9.8%
Pfizer                                                   3,320                          102

Johnson & Johnson                                        1,608                           86

Merck                                                    1,220                           69

Eli Lilly                                                  600                           38

Abbott Laboratories                                        810                           32

Pharmacia                                                  680                           28

Wyeth                                                      710                           27

Bristol-Myers Squibb                                     1,040                           24

Schering-Plough                                            780                           17

Forest Laboratories *                                      100                           10

Allergan                                                    60                            4

King Pharmaceuticals *                                     123                            2

Watson Pharmaceuticals *                                    50                            1

                                                                                        440

Total Health Care                                                                       650

INDUSTRIALS & BUSINESS SERVICES 11.3%

Aerospace & Defense 1.9%
United Technologies                                        260                           16

Boeing                                                     460                           15

Lockheed Martin                                            250                           14

Northrop Grumman                                           112                           11

Honeywell International                                    430                           10

General Dynamics                                           100                            8

Raytheon                                                   210                            7

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Rockwell Collins                                            90                           $2

Goodrich                                                    40                            1

                                                                                         84

Air Freight & Logistics 1.1%
UPS, Class B                                               600                           38

Fedex                                                      160                            8

Ryder System                                                40                            1

                                                                                         47

Airlines 0.2%
Southwest Airlines                                         420                            6

Delta                                                       80                            1

AMR *                                                       70                            0

                                                                                          7

Building Products 0.2%
Masco                                                      270                            6

American Standard *                                         40                            3

                                                                                          9

Commercial Services & Supplies 1.9%
First Data                                                 420                           15

Automatic Data Processing                                  330                           13

Waste Management                                           320                            7

Cendant *                                                  560                            6

Paychex                                                    210                            6

H&R Block                                                  110                            5

Concord EFS *                                              280                            4

Apollo Group, Class A *                                    100                            4

Pitney Bowes                                               130                            4

Cintas                                                      90                            4

Fiserv *                                                    90                            3

Avery Dennison                                              50                            3

Sabre Holdings, Class A *                                   90                            2

Equifax                                                     70                            2

Robert Half International *                                100                            2

R.R. Donnelley                                              70                            2

Convergys *                                                 90                            1

Deluxe Corp.                                                30                            1

Allied Waste Industries *                                  120                            1

                                                                                         85

Construction & Engineering 0.0%
Fluor                                                       40                            1

McDermott International *                                   30                            0

                                                                                          1

Electrical Equipment 0.4%
Emerson Electric                                           240                           12

Rockwell Automation                                         90                            2

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Cooper Industries                                           50                           $2

American Power Conversion *                                110                            2

Thomas & Betts *                                            20                            0

Power-One *                                                 50                            0

                                                                                         18

Industrial Conglomerates 4.0%
GE                                                       5,370                          131

3M                                                         220                           27

Tyco International                                       1,075                           18

Textron                                                     60                            3

                                                                                        179

Machinery 1.1%
Illinois Tool Works                                        160                           10

Caterpillar                                                180                            8

Deere                                                      140                            6

Danaher                                                     70                            5

Ingersoll-Rand, Class A                                     90                            4

Dover                                                      120                            4

PACCAR                                                      75                            4

Parker Hannifin                                             70                            3

ITT Industries                                              40                            2

Eaton                                                       30                            2

Pall                                                        60                            1

Cummins Engine                                              20                            1

Navistar *                                                  20                            1

Crane                                                       20                            0

                                                                                         51

Road & Rail 0.5%
Union Pacific                                              140                            8

Burlington Northern Santa Fe                               190                            5

Norfolk Southern                                           210                            4

CSX                                                        120                            4

                                                                                         21

Trading Companies & Distributors 0.0%
W. W. Grainger                                              40                            2

                                                                                          2

Total Industrials & Business Services                                                   504

INFORMATION TECHNOLOGY 14.0%

Communications Equipment 2.0%
Cisco Systems *                                          3,920                           51

QUALCOMM *                                                 410                           15

Motorola                                                 1,230                           11

Lucent Technologies *                                    1,900                            2

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Corning *                                                  640                           $2

JDS Uniphase *                                             770                            2

Tellabs *                                                  220                            2

CIENA *                                                    270                            1

ADC Telecommunications *                                   510                            1

Comverse Technology *                                      100                            1

Scientific-Atlanta                                          70                            1

Andrew *                                                    60                            1

Avaya *                                                    230                            0

                                                                                         90

Computer Peripherals 3.5%
IBM                                                        890                           69

Dell Computer *                                          1,400                           37

Hewlett-Packard                                          1,617                           28

EMC *                                                    1,200                            7

Sun Microsystems *                                       1,700                            5

Lexmark International, Class A *                            80                            5

Apple Computer *                                           170                            3

Network Appliance *                                        180                            2

NCR *                                                       50                            1

Gateway *                                                  170                            1

                                                                                        158

Electronic Equipment & Instruments 0.4%
Agilent Technologies *                                     230                            4

Molex                                                      110                            2

Sanmina-SCI *                                              440                            2

Jabil Circuit *                                            110                            2

Solectron *                                                490                            2

Thermo Electron *                                           80                            2

Tektronix *                                                 60                            1

Millipore *                                                 30                            1

Symbol Technologies                                        120                            1

PerkinElmer                                                 70                            1

                                                                                         18

Internet Software & Services 0.1%
Yahoo! *                                                   290                            5

                                                                                          5

IT Consulting & Services 0.3%
Electronic Data Systems                                    260                            5

SunGard Data Systems *                                     140                            3

Computer Sciences *                                         80                            3

Unisys *                                                   170                            2

                                                                                         13

Office Electronics 0.1%
Xerox *                                                    380                            3

                                                                                          3

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Semiconductor Equipment & Products 2.7%
Intel                                                    3,630                          $57

Texas Instruments                                          920                           14

Applied Materials *                                        860                           11

Maxim Integrated Products                                  180                            6

Linear Technology                                          170                            4

Analog Devices *                                           180                            4

Xilinx *                                                   190                            4

KLA-Tencor *                                               110                            4

Micron Technology *                                        310                            3

Novellus Systems *                                          90                            3

Altera *                                                   190                            2

Broadcom, Class A *                                        140                            2

National Semiconductor *                                   100                            2

QLogic *                                                    40                            1

Teradyne *                                                 100                            1

LSI Logic *                                                210                            1

Advanced Micro Devices *                                   170                            1

NVIDIA *                                                    80                            1

Applied Micro Circuits *                                   160                            1

PMC-Sierra *                                                90                            0

                                                                                        122

Software 4.8%
Microsoft *                                              2,950                          153

Oracle *                                                 2,890                           31

Intuit *                                                   120                            6

Electronic Arts *                                          100                            5

Computer Associates                                        300                            4

VERITAS Software                                           230                            4

  Adobe Systems                                            120                            3

PeopleSoft *                                               150                            3

BMC Software *                                             140                            2

Siebel Systems *                                           250                            2

Compuware *                                                280                            1

Citrix Systems *                                           100                            1

Mercury Interactive *                                       40                            1

Rational Software *                                        100                            1

Novell *                                                   280                            1

Autodesk                                                    50                            1

Parametric Technology *                                    180                            0

                                                                                        219

Total Information Technology                                                            628

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
MATERIALS 2.7%

Chemicals 1.6%
DuPont                                                     540                          $23

Dow Chemical                                               498                           15

Praxair                                                    100                            6

Air Products and Chemicals                                 130                            6

PPG Industries                                             100                            5

Rohm & Haas                                                130                            4

Ecolab                                                      70                            3

Monsanto                                                   140                            3

International Flavors & Fragrances                          60                            2

Sigma Aldrich                                               30                            1

Engelhard                                                   60                            1

Eastman Chemical                                            30                            1

Great Lakes Chemical                                        20                            1

Hercules *                                                  40                            0

                                                                                         71

Construction Materials 0.0%
Vulcan Materials                                            40                            1

                                                                                          1

Containers & Packaging 0.1%
Pactiv *                                                    90                            2

Sealed Air *                                                40                            2

Bemis                                                       30                            1

Ball                                                        20                            1

Temple-Inland                                               20                            1

                                                                                          7

Metals & Mining 0.5%
Alcoa                                                      450                           10

Newmont Mining                                             210                            6

Phelps Dodge *                                              50                            2

Freeport McMoRan Copper Gold
  Class B *                                                 90                            2

Nucor                                                       30                            1

Worthington Industries                                      60                            1

  USX-U.S. Steel Group                                            60                      1


Allegheny Technologies                                      40                            0

                                                                                         23

Paper & Forest Products 0.5%
International Paper                                        260                            9

Weyerhaeuser                                               120                            6

MeadWestvaco                                               108                            3

Georgia-Pacific                                            120                            2

Boise Cascade                                               30                            1

Louisiana Pacific *                                         50                            0

                                                                                         21

Total Materials                                                                         123

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
TELECOMMUNICATION SERVICES 4.1%

Diversified Telecommunication Services 3.7%
Verizon Communications                                   1,470                          $57

SBC Communications                                       1,780                           48

BellSouth                                                1,020                           26

AT&T                                                       404                           11

Alltel                                                     170                            9

Sprint                                                     480                            7

Qwest Communications
International *                                            960                            5

Centurytel                                                  80                            2

Citizens Communications *                                  150                            2

                                                                                        167

Wireless Telecommunication Services 0.4%
AT&T Wireless Group *                                    1,457                            8

Nextel Communications, Class A *                           480                            6

Sprint PCS *                                               540                            2

                                                                                         16

Total Telecommunication Services                                                        183

TRUSTS & MUTUAL FUNDS 1.4%

Trusts & Mutual Funds 1.4%
S&P Depository Receipts Trust
Series I                                                   710                           63

Total Trusts & Mutual Funds                                                              63

UTILITIES 2.8%
Electric Utilities 2.2%
Southern Company                                           380                           11

Exelon                                                     170                            9

Dominion Resources                                         140                            8

FPL Group                                                  100                            6

Entergy                                                    130                            6

FirstEnergy                                                163                            5

Consolidated Edison                                        120                            5

Progress Energy                                            110                            5

American Electric Power                                    170                            5

DTE Energy                                                  90                            4

Public Service Enterprise                                  120                            4

Ameren                                                      90                            4

CINergy                                                    100                            3

TXU                                                        180                            3

PPL                                                         90                            3

PG&E *                                                     210                            3

Constellation Energy Group                                 100                            3

Statement of Net Assets
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
XCEL Energy                                                210                           $2

Edison International *                                     170                            2

Pinnacle West Capital                                       50                            2

Teco Energy                                                 90                            1

CenterPoint Energy                                         160                            1

CMS Energy                                                  70                            1

Allegheny Energy                                            70                            1

                                                                                         97

Gas Utilities 0.3%
NiSource                                                   140                            3

Sempra Energy                                              110                            2

KeySpan                                                     70                            2

Kinder Morgan                                               50                            2

Peoples Energy                                              20                            1

NICOR                                                       20                            1

                                                                                         11

Multi-Utilities & Unregulated Power 0.3%
Duke Energy                                                480                            9

El Paso Energy                                             311                            2

AES *                                                      390                            1

Williams Companies                                         310                            1

Calpine *                                                  200                            1

Reliant Resources *                                        126                            1

Mirant *                                                   201                            0


Dynegy, Class A                                            260                            0

                                                                                         15

Total Utilities                                                                         123

                                                        Shares                        Value
--------------------------------------------------------------------
                                                                               In thousands
Total Common Stocks (Cost $5,993)                                                     4,432

Short-Term Investments 1.2%

U.S. Treasury Obligations 0.2% U.S. Treasury Bills
  1.24%, 6/19/03 **                                    $10,000                           10

Total U.S. Treasury Obligations                                                          10

Money Market Funds 1.0%
T. Rowe Price Reserve Investment
  Fund, 1.53% #                                         43,253                           43

Total Money Market Funds                                                                 43

Total Short-Term Investments
(Cost $53)                                                                               53

# Seven-day yield

* Non-income producing

REIT Real Estate Investment Trust

** All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2002 - See Note 2.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Portfolio
December 31, 2002
                                                                                                      Value
--------------------------------------------------------------------------------
                                                                                                In thousands
Total Investments in Securities

100.2% of Net Assets (Cost $6,046)                                                                    $4,485
Futures Contracts
                                                               Contract        Unrealized
                                            Expiration         Value           Gain (Loss)

                                                                    In thousands

Long, 1 S&P 500 EMINI contract
$10,000 of U.S. Treasury Bills
pledged as initial margin                     3/03             $        44     $       (1)

Net payments (receipts) of variation
margin to date                                                                          1

Variation margin receivable (payable)
on open futures contracts                                                               -

Other Assets Less Liabilities                                                                           (10)

NET ASSETS                                                                                            $4,475

Net Assets Consist of:

Undistributed net investment income (loss)                                                                $1

  Undistributed net realized gain (loss)                                                               (208)

Net unrealized gain (loss)                                                                           (1,562)

Paid-in-capital applicable to 667,873 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized                                                                                 6,244

NET ASSETS                                                                                            $4,475

NET ASSET VALUE PER SHARE                                                                              $6.70

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
In thousands
                                                                                                        Year
                                                                                                       Ended
                                                                                                    12/31/02

Investment Income (Loss)

Income
  Dividend                                                                                               $76
  Interest                                                                                                 2

 Total income                                                                                             78

Expenses
  Investment management and administrative                                                                19

Net investment income (loss)                                                                              59

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities
  Securities                                                                                           (144)
  Futures                                                                                               (21)

  Net realized gain (loss)                                                                             (165)

Change in net unrealized gain (loss) on securities
  Securities                                                                                         (1,119)
  Futures                                                                                                (1)

  Change in net unrealized gain (loss)                                                               (1,120)

Net realized and unrealized gain (loss)                                                              (1,285)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                                              $(1,226)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
In thousands

                                                                       Year                  12/29/00
                                                                      Ended                   Through
                                                                   12/31/02                  12/31/01

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                                          $59                       $38

  Net realized gain (loss)                                             (165)                      (43)

  Change in net unrealized gain (loss)                               (1,120)                     (442)

  Increase (decrease) in net assets
      from operations                                                (1,226)                     (447)

Distributions to shareholders
  Net investment income                                                 (59)                      (37)

Capital share transactions *
  Shares sold                                                         4,944                     6,051

  Distributions reinvested                                               59                        37

  Shares redeemed                                                   (4,254)                     (593)

  Increase (decrease) in net assets
from capital share transactions                                         749                     5,495

Net Assets

Increase (decrease) during period                                     (536)                     5,011

Beginning of period                                                   5,011                         -

End of period                                                        $4,475                    $5,011

*Share information
  Shares sold                                                           601                       638

  Distributions reinvested                                                8                         4

  Shares redeemed                                                     (515)                      (68)

  Increase (decrease) in shares outstanding                              94                       574

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
December 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

  T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(registered trademark). Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

  The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

  Valuation - Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

  Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

  Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

  Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

  Premiums and Discounts Premiums - and discounts on debt securities are amortized for financial reporting purposes.

  Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

  Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

  Futures Contracts - During the year ended December 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

  Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,780,000 and $2,094,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

  No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

  Distributions during the year ended December 31, 2002 totaled $59,000 and were characterized as ordinary income for tax purposes. At December 31, 2002, the tax-basis components of net assets were as follows:

  Unrealized appreciation                                               $105,000
  Unrealized depreciation                                            (1,666,000)

  Net unrealized appreciation (depreciation)                         (1,561,000)
  Undistributed ordinary income                                            1,000
  Capital loss carryforwards                                           (209,000)
  Paid-in capital                                                      6,244,000

  Net assets                                                          $4,475,000

  The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2002, the fund had $26,000 of capital loss carryforwards that expire in 2009 and $183,000 that expire in 2010.

  At December 31, 2002, the cost of investments for federal income tax purposes was $6,045,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

  The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2002, $11,000 was payable under the agreement.

  The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $2,000 and are reflected as interest income in the accompanying Statement of Operations.

Report of Independent Accountants

To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Index 500 Portfolio

  In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
  T. Rowe Price Equity Index 500 Portfolio (one of the portfolios comprising T. Rowe Price Equity Series, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

  PricewaterhouseCoopers LLP
  Baltimore, Maryland
  January 21, 2003

Tax Information (Unaudited) for the Tax Year Ended 12/31/02

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. For corporate shareholders, $59,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Equity Index 500 Portfolio

About the Portfolio's Directors and Officers

     Your portfolio is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the portfolio's directors are independent of T. Rowe Price Associates, Inc. ("T. Rowe Price"); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the portfolio's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

Independent Directors

Name
(Date of Birth)           Principal Occupation(s) During Past 5 Years
Year Elected*             and Directorships of Other Public Companies
Anthony W. Deering        Director, Chairman of the Board, President, and Chief
(1/28/45)                 Executive Officer, The Rouse Company, real estate
2001                      developers
--------------------------------------------------------------------------------
Donald W. Dick, Jr.       Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                 and management advisory firm
1994
--------------------------------------------------------------------------------
David K. Fagin            Director, Dayton Mining Corp. (6/98 to present),
(4/9/38)                  Golden Star Resources Ltd., and Canyon Resources Corp.
1994                      (5/00 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
F. Pierce Linaweaver      President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                 consulting environmental and civil engineers
2001
--------------------------------------------------------------------------------
Hanne M. Merriman         Retail Business Consultant; Director, Ann Taylor
(11/16/41)                Stores Corp., Ameren Corp., Finlay Enterprises, Inc.,
1994                      The Rouse Company, and US Airways Group, Inc.
--------------------------------------------------------------------------------
John G. Schreiber         Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                a real estate investment company; Senior Advisor and
2001                      Partner, Blackstone Real Estate Advisors, L.P.;
                          Director, AMLI Residential Properties Trust, Host
                          Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos             Owner/President, Stonington Capital Corp., a private
(8/2/33)                  investment company
1994
--------------------------------------------------------------------------------
Paul M. Wythes            Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                 capital limited partnership, providing equity
1994                      capital to young high-technology companies throughout
                          the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------
*Each independent director oversees 105 T. Rowe Price portfolios and serves until the election of a successor.

T. Rowe Price Equity Index 500 Portfolio

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios        Principal Occupation(s) During Past 5 Years
Overseen]               and Directorships of Other Public Companies
-------------------------------------------------------------------------------
John H. Laporte         Director and Vice President, T.Rowe Price Group,Inc.;
(7/26/45)               Vice President, T. Rowe Price
1994
[15]
--------------------------------------------------------------------------------
James S. Riepe          Director and Vice President, T. Rowe Price; Vice
(6/25/43)               Chairman of the Board, Director, and Vice President,
1994                    T. Rowe Price Group, Inc.; Chairman of the Board and
[105]                   Director, T. Rowe Price Global Asset Management
                        Limited, T. Rowe Price Investment Services, Inc., T.
                        Rowe Price Retirement Plan Services, Inc., and T. Rowe
                        Price Services, Inc.; Chairman of the Board, Director,
                        President, and Trust Officer, T. Rowe Price Trust
                        Company; Director, T. Rowe Price International, Inc.,
                        and T. Rowe Price Global Investment Services Limited;
                        Chairman of the Board, Equity Series
--------------------------------------------------------------------------------
M. David Testa          Chief Investment Officer, Director, and Vice President,
(4/22/44)               T. Rowe Price; Vice Chairman of the Board, Chief
1994                    Investment Officer,Director, and Vice President,
[105]                   T. Rowe Price Group, Inc.; Director, T. Rowe Price
                        Global Asset Management Limited, T. Rowe Price Global
                        Investment Services Limited, and T. Rowe Price
                        International, Inc.; Director and Vice President, T.
                        Rowe Price Trust Company; President, Equity Series
                        Officers
--------------------------------------------------------------------------------
*Each inside director serves until the election of a successor.

T. Rowe Price Equity Index 500 Portfolio

Officers

Name (Date of Birth)
Position(s) Held With Fund            Principal Occupation(s)
--------------------------------------------------------------------------------
Brian W.H. Berghuis (10/12/58)        Vice President, T. Rowe Price and T. Rowe
Executive Vice President,             Price Group, Inc.
Equity Series
--------------------------------------------------------------------------------
Stephen W. Boesel (12/28/44)          Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Series         Price Group, Inc., and T. Rowe Price Trust
                                      Company
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)          Vice President, T. Rowe Price, T. Rowe
Treasurer, Equity Series              Price Group, Inc., and T. Rowe Price
                                      Investment Services, Inc.
--------------------------------------------------------------------------------
Arthur B. Cecil III (9/15/42)         Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
--------------------------------------------------------------------------------
Giri Devulapally (11/18/67)           Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
--------------------------------------------------------------------------------
Anna M. Dopkin (9/5/67)               Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
--------------------------------------------------------------------------------
Robert N. Gensler (10/18/57)          Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
--------------------------------------------------------------------------------
Eric M. Gerster (3/23/71)             Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series         Price Group, Inc.
--------------------------------------------------------------------------------

T. Rowe Price Equity Index 500 Portfolio

Officers (continued)

Name (Date of Birth)
Position(s) Held With Fund Principal Occupation(s)
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)       Group, Inc., T. Rowe Price Investment
Vice President, Equity Series     Services, Inc., T. Rowe Price Services,
                                  Inc., and T. Rowe Price Trust Company; Vice
                                  President, T. Rowe Price, T. Rowe Price
                                  International, Inc., and T. Rowe Price
                                  Retirement Plan Services, Inc.
--------------------------------------------------------------------------------
Kris H. Jenner (2/5/62)           Vice President, T. Rowe Price and T. Rowe
Executive Vice President,         Price Group, Inc.
Equity Series
--------------------------------------------------------------------------------
J. Jeffrey Lang (1/10/62)         Vice President, T. Rowe Price and T. Rowe Vice
President, Equity Series          Price Trust Company
--------------------------------------------------------------------------------
John D. Linehan (1/21/65)         Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Series     Price Group, Inc., and T. Rowe
                                  Price International, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)     Assistant Vice President, T. Rowe
Secretary, Equity Series          Assistant Vice President, T. Rowe Price and
                                  T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
David S. Middleton (1/18/56)      Vice President, T. Rowe Price, T. Rowe
Controller, Equity Series         Price Group, Inc., and T. Rowe Price Trust
                                  Company
--------------------------------------------------------------------------------
Joseph Milano (9/14/72)           Vice President, T. Rowe Price and T.
Vice President, Equity Series     Vice President, T. Rowe Price and T. Rowe
                                  Price Group, Inc.
--------------------------------------------------------------------------------
Larry J. Puglia, CFA (8/25/60)    Vice President, T. Rowe Price and T. Rowe
Executive Vice President,         Price Group, Inc.
Equity Series
--------------------------------------------------------------------------------
Brian C. Rogers (6/27/55)         Director and Vice President, T. Rowe
Executive Vice President,         Price Group, Inc.; Vice President, T.
Equity Series                     Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Robert W. Smith (4/11/61)         Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Series     Price Group, Inc., and T. Rowe Price
                                  International, Inc.
--------------------------------------------------------------------------------
Michael F. Sola (7/21/69)         Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series     Price Group, Inc.
--------------------------------------------------------------------------------
William J. Stromberg, CFA         Vice President, T. Rowe Price and T. Rowe
(3/10/60)                         Price Group, Inc.
Vice President, Equity Series
--------------------------------------------------------------------------------
John F. Wakeman (11/25/62)        Vice President, T. Rowe Price and T. Rowe
Vice President, Equity Series     Price Group, Inc.
--------------------------------------------------------------------------------
Richard T. Whitney (5/7/58)       Vice President, T. Rowe Price, T. Rowe
Executive Vice President,         Price Group, Inc., T. Rowe Price
Equity Series                     Trust Company, and T. Rowe Price
                                  International, Inc.
--------------------------------------------------------------------------------
R. Candler Young (9/28/71)        Vice President, T. Rowe Price and T. Rowe Vice
President, Equity Series          Price Group, Inc.; formerly Investment
                                  Banking Summer Associate, Goldman Sachs &
                                  Company (to 1999)
--------------------------------------------------------------------------------
Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

This report is authorized for distribution only to those who have received a copy of the portfolio's prospectus.

T. Rowe Price, Invest With Confidence
100 East Pratt Street
Baltimore, MD 21202

T. Rowe Price Investment Services, Inc., Distributor

29250
TRP595 (2/03)
K15-133 12/31/02